Accrued Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Severance Benefits.
Changes in Accrued Severance Benefits

	2012		2013		2014
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	916	~~W~~	683	~~W~~	263
Provisions for severance benefits		96		67		(60)
Severance payments		(190)		(444)		(100)
Terminated but not yet paid		(139)		(43)		—

Balance at end of year	~~W~~	683	~~W~~	263	~~W~~	103